Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk

As of December 31, 2015 and 2014, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2015	2014
	(dollars in thousands)
Commitments to extend credit	$82,417	$75,573
Credit card commitments	9,269	8,754
Standby letters of credit	2,255	2,224

	$93,941	$86,551